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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22608

                        VIRTUS GLOBAL MULTI-SECTOR FUND
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              (exact name of registrant as specified in charter)

                     100 Pearl Street, Hartford. CT 06103
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                   (Address of principal executive offices)

            William Renahan, Esq., Virtus Investment Partners, Inc.
                     100 Pearl Street, Hartford, CT 06103
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                    (Name and Address of agent for service)

Registrant's telephone number, including area code: 800-243-1574

Date of Fiscal Year End: 12/31

Date of Reporting Period: 07/01/2015 - 06/30/2016

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22608
Reporting Period: 07/01/2015 - 06/30/2016
Virtus Global Multi-Sector Income Fund









==================== Virtus Global Multi-Sector Income Fund ====================


FIDELITY INSTITUTIONAL MONEY MARKET

Ticker:       FNSXX          Security ID:  31607A109
Meeting Date: DEC 16, 2015   Meeting Type: Special Meeting
Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To elect a Board of Trustees            For       For          Management
1.1   Elect Director Elizabeth S. Acton       For       For          Management
1.2   Elect Director John Engler              For       For          Management
1.3   Elect Director Albert R. Gamper, Jr.    For       For          Management
1.4   Elect Director Robert F. Gartland       For       For          Management
1.5   Elect Director Abilgail P. Johnson      For       For          Management
1.6   Elect Director Arthur E. Johnson        For       For          Management
1.7   Elect Director Michael E. Kenneally     For       For          Management
1.8   Elect Director James H. Keyes           For       For          Management
1.9   Elect Director Marie L. Knowles         For       For          Management
1.10  Elect Director Geoffrey A. von Kuhn     For       For          Management


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HERCULES OFFSHORE, INC.

Ticker:       HERO           Security ID:  427093AE9
Meeting Date: AUG 12, 2015   Meeting Type: Written Consent
Record Date:  JUL 13, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization/Restructuring    For       Did Not Vote Management
      Plan
2     Holder is an Accredited Investor or     None      Did Not Vote Management
      Qualified Institutional Buyer
3     Elect to Opt Out of the Releases in     None      Did Not Vote Management
      Article VII.F of the Plan
4     If You Are Not an Accredited Investor   None      Did Not Vote Management
      or Qualified Institutional Buyer and
      You Elect to Opt Out of the Releases
      in Article VII.F of The Plan

========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Fund

By:  /s/ George R. Aylward
     ----------------------------
     George R. Aylward, President

Date: August 11, 2016